Goodwill (Details) - CNY (¥)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Short-Term Investments [Abstract]
Impairment loss on goodwill, description	Accordingly, the Group recorded RMB 51,361 and RMB 33,369 as impairment loss on goodwill of Elan and Chengdu Yinzhe on the consolidated statement of operations for the year ended August 31, 2021, respectively.
Impairment loss on goodwill (in Yuan Renminbi)	¥ 419,805
Discount rate percenatge	15.00%	15.00%
Terminal growth rate percenatge	2.30%	3.00%